Income tax (Details) - Schedule of U.S. Federal Statutory Tax Rate and the Company’s Effective Tax Rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of US Federal Statutory Tax Rate and the Company’s Effective Tax Rate [Abstract]
US Federal statutory federal income tax	21.00%	21.00%
State taxes	(2.52%)	3.94%
Other deferred adjustments	3.03%	(2.02%)
Change in tax rates	0.00%	(1.53%)
Change in valuation allowance	(21.50%)	(21.39%)
Total income tax provision	0.00%	0.00%